Prospectus Supplement

May 15, 2006

PUTNAM VARIABLE TRUST Prospectuses dated April 30, 2006

Effective May 30, 2006, in the section “Who manages the funds?” the table entry with respect to Putnam VT Growth and Income Fund (to the extent that this prospectus offers this fund) in the table showing the investment management team members who coordinate the management of the fund’s portfolio is replaced with the following:

PUTNAM VT GROWTH AND INCOME FUND

Large-Cap Value Team
	Joined
Portfolio Leaders	Fund	Employer	Positions Over Past Five Years

Joshua Brooks	2005	Putnam Management	Deputy Head of Investments; Chief
		2003 – Present	Investment Officer, Large Cap Equities
			Previously, Chief Investment Officer, U.S.
			Core and Core Equities Teams; Director,
			Global Equity Research

		Delaware Investment	Chief Investment Officer, Value Investing
		Advisors
		Prior to April 2003

Eric Harthun	2006	Putnam Management	Portfolio Manager
		2000 – Present	Previously, Senior Analyst

	Joined
Portfolio Member	Fund	Employer	Positions Over Past Five Years

David King	1993	Putnam Management	Senior Portfolio Manager
		1983 – Present

HV-5780

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